Document and Entity Information	0 Months Ended
Jan. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 28, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jan. 28, 2014
Document Effective Date	Jan. 28, 2014
Prospectus Date	Jan. 28, 2014
American Beacon SGA Global Growth Fund (Prospectus Summary) | American Beacon SGA Global Growth Fund | A Class
Risk/Return:
Trading Symbol	SGAAX
American Beacon SGA Global Growth Fund (Prospectus Summary) | American Beacon SGA Global Growth Fund | C Class
Risk/Return:
Trading Symbol	SGACX
American Beacon SGA Global Growth Fund (Prospectus Summary) | American Beacon SGA Global Growth Fund | Y Class
Risk/Return:
Trading Symbol	SGAYX
American Beacon SGA Global Growth Fund (Prospectus Summary) | American Beacon SGA Global Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	SGAGX
American Beacon SGA Global Growth Fund (Prospectus Summary) | American Beacon SGA Global Growth Fund | Investor Class
Risk/Return:
Trading Symbol	SGAPX